CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable	$ 15,696	$ 0
Major Vendors [Member]
Accounts Payable	15,696	0
Revenue	$ 1,273,991	$ 225,785
Revenue Percentage	99.00%	97.00%
Major Customers [Member]
Revenue	$ 1,259,890	$ 214,869
Revenue Percentage	97.00%	90.00%
Accounts Receivable	$ 15,773	$ 0